Cover	Apr. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2026
Entity File Number	001-40778
Entity Registrant Name	BOREALIS FOODS INC.
Entity Central Index Key	0001852973
Entity Tax Identification Number	98-1638988
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1540 Cornwall Rd.
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Oakville
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	7W5
City Area Code	(905)
Local Phone Number	278-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Shares
Title of 12(b) Security	Common Shares
Trading Symbol	BRLS
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	BRLSW
Security Exchange Name	NASDAQ